EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of controlling interest equity [Abstract]
Disclosure of classes of share capital [text block]

Authorized, issued and outstanding shares as of December 31, 2018 and 2017 consisted of the following:

	December 31, 2018	December 31, 2017
Authorized shares	120,000,000,000	120,000,000,000
Subscribed fully paid shares	22,281,017,159	22,281,017,159
Total outstanding shares	22,281,017,159	22,281,017,159

The outstanding shares are as follows:
Common voting shares (1)	15,164,816,696	15,173,180,765
Preferred non-voting shares (2)	7,116,200,463	7,107,836,394
(1)	Common Voting shares with a nominal value of Ps. 1.
(2)

Since 2011, Grupo Aval allows its shareholders to convert their common shares into preferred shares. For the years ended December 31, 2018 and 2017, de 8,364,069 and 81,696,058 common shares were converted into preferred shares, respectively. Preferred shares have the right to receive a preferential minimum dividend of one Colombian peso (Ps. 1) per semester per share. This preferential minimum dividend is only applicable when dividends declared for common shares are less than one Colombian peso (Ps. 1). Preferential minimum dividends are not cumulative.

Disclosure of reserves within equity [text block]

As of December 31, 2018, and 2017 the appropriation of retained earnings is as follows:

	December 31, 2018		December 31, 2017
Retained earnings	Ps.	2,321,729	Ps.	1,829,515
Legal reserve		11,140		11,140
Statutory and voluntary reserves		6,265,450		5,333,763
	Ps.	8,598,319	Ps.	7,174,418

Disclosure of dividends [text block]

	December 31, 2017		December 31, 2016		June 30, 2016
Net income for the periods ended in		2,001,178		1,053,594		1,258,835
Cash dividends declared	Ps	In the general assembly held in March 2018, 48.00 pesos per share payable in twelve installments of 4.00 pesos per share, from April 2018 to March 2019.	Ps	In the general assembly held in March 2017, 58.80 pesos per share payable in twelve installments of 4.90 pesos per share, from April 2017 to March 2018.	Ps	29.40 per share payable in six (6) installments of P.s. 4.90 per share between October 2016 and March 2017 (based on profits from the first half of 2016)
Common shares outstanding		15,170,666,914		15,240,124,702		15,258,916,143
Preferred shares outstanding		7,110,350,245		7,040,892,457		7,022,101,016
Total outstanding shares		22,281,017,159		22,281,017,159		22,281,017,159
Total dividends declared		1,069,489		1,310,124		655,062

Disclosure of earnings per share [text block]

The following table summarizes the net income per share for the year ended as of December 31, 2018, 2017 and 2016:

	December 31,		December 31,		December 31,
	2018		2017		2016
Net income for the year	Ps.	5,184,551	Ps.	3,162,433	Ps.	3,516,936
Less: participation of non- controlling interests		(2,271,857)		(1,200,019)		(1,377,070)
Net income attributable to owners of the parent		2,912,694		1,962,414		2,139,866

Less: preferred dividends declared		—		—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		(929,656)		(622,215)		(674,042)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	1,983,038	Ps.	1,340,199	Ps.	1,465,824
Weighted average number of common shares outstanding used in basic EPS calculation (2)		15,169,502,784		15,216,468,601		15,262,660,115
Basic and Diluted earnings per share to common shareholders (pesos)		130.725		88.076		96.040
Basic and Diluted earnings per ADS in pesos (3)		2,614.51		1,761.51		1,920.80

Weighted average of the common and preferred shares used in the calculation of net income for basic shares (common and preferential)		22,281,017,159		22,281,017,159		22,281,017,159
Basic net income of the owners of the parent per share		130.725		88.076		96.040
(1)	Based on a weighted average of preferred shares.
(2)	Averages based on an end of month number of preferred or common shares.
(3)	Each ADS represents 20 preferred shares.

Disclosure of detailed information about components of accumulated other comprehensive income [Table Text Block]

Components of Accumulated Other Comprehensive Income for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Foreign currency								Foreign currency		Unrealized		Unrealized
	translation								translation		gains		gains								Total
	differences from		Hedging		Hedging non-				differences from		(losses)		(losses)		Investments in		Actuarial				comprehensive
	hedged foreign		derivative		derivative		Cash flow		unhedged foreign		Debt		Equity		associates and		gains		Income		income, net of
	operations		instruments		instruments		hedges		operations		securities		securities		join ventures		(losses)		tax		taxes
Beginning balance 2015	Ps.	3,733,469	Ps.	(2,554,257)	Ps.	(1,239,064)	Ps.	(10,181)	Ps.	50,250	Ps.	(1,220,428)	Ps.	455,375	Ps.	111,570	Ps.	9,003	Ps.	1,641,196	Ps.	976,933
Current-period change		(475,000)		291,506		35,819		17,967		(125,161)		948,212		34,509		(20,061)		(41,228)		(364,356)		302,207
Ending balance 2016	Ps.	3,258,469	Ps.	(2,262,751)	Ps.	(1,203,245)	Ps.	7,786	Ps.	(74,911)	Ps.	(272,216)	Ps.	489,884	Ps.	91,509	Ps.	(32,225)	Ps.	1,276,840	Ps.	1,279,140
Current-period change		(47,197)		16,832		30,568		(2,340)		(91,497)		284,480		57,245		1,128		(100,232)		(73,617)		75,370
Ending balance 2017	Ps.	3,211,272	Ps.	(2,245,919)	Ps.	(1,172,677)	Ps.	5,446	Ps.	(166,408)	Ps.	12,264	Ps.	547,129	Ps.	92,637	Ps.	(132,457)	Ps.	1,203,223	Ps.	1,354,510
Change in politics		—		—		—		—		—		56,198		71,229		(3,691)		—		(19,723)		104,013
Current-period change		1,124,732		(547,310)		(576,881)		(19,789)		(299,804)		(107,084)		(134,084)		22,400		18,013		310,056		(209,751)
Ending balance 2018	Ps.	4,336,004	Ps.	(2,793,229)	Ps.	(1,749,558)	Ps.	(14,343)	Ps.	(466,212)	Ps.	(38,622)	Ps.	484,274	Ps.	111,346	Ps.	(114,444)	Ps.	1,493,556	Ps.	1,248,772

						Total comprehensive income,
		Non -controlling interest		Owners of the parent		net of taxes
Beginning balance 2015	Ps.	438,804	Ps.	538,129	Ps.	976,933
Current-period change		90,719		211,488		302,207
Ending balance 2016	Ps.	529,523	Ps.	749,617	Ps.	1,279,140
Current-period change		38,121		37,249		75,370
Ending balance 2017	Ps.	567,644	Ps.	786,866	Ps.	1,354,510
Change in politics		58,180		45,833		104,013
Current-period change		(73,825)		(135,926)		(209,751)
Ending balance 2018	Ps.	551,999	Ps.	696,773	Ps.	1,248,772